Shareholders' Equity (Details) - Sechedule of Warrants Activity - $ / shares		6 Months Ended
	Dec. 31, 2022	Jun. 30, 2023
Class of Warrant or Right [Line Items]
Number of warrants, Balance of warrants outstanding as of December 31, 2020 and 2021 (in Shares)	9,266,135
Weighted average exercise price per share, warrants issued in connection with the March 16, 2022 private placement	$ 0.24
Weighted average life, warrants issued in connection with the September 2, 2022 private placement	1 year 10 months 6 days
Expiration dates, warrants issued to 3rd party service providers
Number of warrants, warrants issued in connection with the March 16, 2022 private placement (in Shares)		61,771,423
Weighted average exercise price per share, warrants issued in connection with the March 16, 2022 private placement		$ 0.21
Expiration dates, warrants issued in connection with the March 16, 2022 private placement		February 3, 2025 to June 16, 2025
Number of warrants, warrants issued in connection with the September 2, 2022 private placement (in Shares)		18,250,000
Weighted average life, warrants issued in connection with the September 2, 2022 private placement		1 year 9 months
Expiration dates, warrants issued in connection with the September 2, 2022 private placement		March 31, 2025 to unlimited
Number of warrants, warrants issued in connection with the June 2023 private placement (in Shares)		22,000,000
Weighted average exercise price per share, warrants issued in connection with the June 2023 private placement		$ 0.21
Weighted average life, warrants issued in connection with the June 2023 private placement		1 year 11 months 12 days
Expiration dates, warrants issued in connection with the June 2023 private placement		Jun. 09, 2025
Number of warrants, Exercised (in Shares)		(7,584,900)
Number of warrants, Balance of warrants outstanding and exercisable as of December 31, 2022 (in Shares)		103,702,658
Weighted average exercise price per share, Balance of warrants outstanding and exercisable as of December 31, 2022		$ 0.21
Weighted average life, Balance of warrants outstanding and exercisable as of December 31, 2022		1 year 11 months 15 days
Expiration dates, Balance of warrants outstanding and exercisable as of December 31, 2022		August 31, 2024 to unlimited
Minimum [Member]
Class of Warrant or Right [Line Items]
Weighted average life, warrants issued in connection with the March 16, 2022 private placement		1 year 6 months 29 days
Weighted average exercise price per share, warrants issued in connection with the September 2, 2022 private placement		$ 0.00001
Weighted average exercise price per share, Exercised		$ 0.00001
Maximum [Member]
Class of Warrant or Right [Line Items]
Weighted average life, warrants issued in connection with the March 16, 2022 private placement		1 year 11 months 15 days
Weighted average exercise price per share, warrants issued in connection with the September 2, 2022 private placement		$ 0.24
Weighted average exercise price per share, Exercised		$ 0.2